THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

Group Variable Annuity I, II & III, Lincoln PathBuilderSM Income Version 1,
Lincoln PathBuilderSM Income Version 2, Lincoln PathBuilderSM Income Version 3,
Lincoln PathBuilderSM Income Version 4, Lincoln Retirement Income RolloverSM Version 1,
Lincoln Retirement Income RolloverSM Version 2, Lincoln Retirement Income RolloverSM Version 3,
Lincoln Income Retirement Income RolloverSM Version 4

Supplement dated March 30, 2023

Supplement to the Statement of Additional Information dated May 1, 2022

We recently restated The Company's 2021 and 2022 GAAP financial statements. As a result, the prior Company 2021 GAAP financial statements and related information previously included in this Statement of Additional Information should no longer be relied upon. Please refer to our restated GAAP financial statements for additional information. No action with respect to your Contract is required on your part. The restated 2021 GAAP financial statements do not change your Contract's benefits, values or guarantees.

The Company's audited restated financial statements are incorporated into this SAI by reference to Lincoln Life's most recent Form N-VPFS/A ("Form N-VPFS/A") filed with the SEC on March 30, 2023. We also filed an amended Form 10-K/A filing with the SEC, which can contain these restated financial statements and other information. You can review our Form 10-K/A on our website at https://www.lincolnfinancial.com/public/aboutus/investorrelations/financialinformation/secfilings or on the SEC website.

The December 31, 2021, financial statements of the VAA remain unchanged and are incorporated into this SAI by reference to Form N-VPFS ("Form N-VPFS") filed with the SEC on April 20, 2022.

For liability purposes, the date of this supplement shall be deemed to be a new effective date of the registration statement, and shall be deemed to be the initial bona fide offering of the securities to which the registration statement relates. Provided, however, that no statement made in this supplement, or incorporated by reference into this supplement will, as to a sale of securities under the registration statement prior to the date of this supplement, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to this date of this supplement.

Please retain this Supplement for future reference.